Interest Expense on DFA	12 Months Ended
Jun. 30, 2024
Material income and expense [abstract]
Interest Expense on DFA

Note 12. Interest expense on DFA

	2024	2023	2022

	US$	US$	US$
Interest expense on DFA	30,263,042	13,462,160	—
Total interest expense on DFA	30,263,042	13,462,160	—

The interest expense on DFA is non-cash interest at the imputed rate of 23%.